Equipment Installment Plans	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Equipment Installment Plans

Note 3 Equipment Installment Plans

TDS sells devices to customers under equipment installment contracts over a specified time period.  For certain equipment installment plans, after a specified period of time or amount of payments, the customer may have the right to upgrade to a new device and have the remaining unpaid equipment installment contract balance waived, subject to certain conditions, including trading in the original device in good working condition and signing a new equipment installment contract.  TDS values this trade-in right as a guarantee liability.  The guarantee liability is initially measured at fair value and is determined based on assumptions including the probability and timing of the customer upgrading to a new device and the fair value of the device being traded-in at the time of trade-in.  When a customer exercises the trade-in option, both the outstanding receivable and guarantee liability balances related to the respective device are reduced to zero, and the value of the used device that is received in the transaction is recognized as inventory.  If the customer does not exercise the trade-in option at the time of eligibility, TDS begins amortizing the liability and records this amortization as additional equipment revenue.  As of December 31, 2017 and 2016, the guarantee liability related to these plans was $15 million and $33 million, respectively, and is reflected in Customer deposits and deferred revenues in the Consolidated Balance Sheet.

TDS equipment installment plans do not provide for explicit interest charges.  Because equipment installment plans have a duration of greater than twelve months, TDS imputes interest.  TDS records imputed interest as a reduction to the related accounts receivable and recognizes it over the term of the installment agreement as a component of Service revenues.  Equipment installment plan receivables had a weighted average effective imputed interest rate of 12.5% and 11.2% as of December 31, 2017 and 2016, respectively.

The following table summarizes equipment installment plan receivables as of December 31, 2017 and 2016.

December 31,	2017	2016
(Dollars in millions)
Equipment installment plan receivables, gross	$873	$628
Deferred interest	(80)	(53)
Equipment installment plan receivables, net of deferred interest	793	575
Allowance for credit losses	(65)	(50)
Equipment installment plan receivables, net	$728	$525

Net balance presented in the Consolidated Balance Sheet as:
Accounts receivable — Customers and agents (Current portion)	$428	$345
Other assets and deferred charges (Non-current portion)	300	180
Equipment installment plan receivables, net	$728	$525

TDS uses various inputs, including internal data, information from the credit bureaus and other sources, to evaluate the credit profiles of its customers.  From this evaluation, a credit class is assigned to the customer that determines the number of eligible lines, the amount of credit available, and the down payment requirement, if any.  Customers assigned to credit classes requiring no down payment represent a lower risk category, whereas those assigned to credit classes requiring a down payment represent a higher risk category.  The balance and aging of the equipment installment plan receivables on a gross basis by credit category were as follows:

	December 31, 2017			December 31, 2016
	Lower Risk	Higher Risk	Total	Lower Risk	Higher Risk	Total
(Dollars in millions)
Unbilled	$807	$20	$827	$553	$38	$591
Billed — current	31	1	32	23	2	25
Billed — past due	12	2	14	10	2	12
Equipment installment plan receivables, gross	$850	$23	$873	$586	$42	$628

The activity in the allowance for credit losses balance for the equipment installment plan receivables was as follows:

	2017	2016
(Dollars in millions)
Allowance for credit losses, beginning of year	$50	$26
Bad debts expense	62	63
Write-offs, net of recoveries	(47)	(39)
Allowance for credit losses, end of year	$65	$50

TDS recorded out-of-period adjustments in 2016 due to errors related to equipment installment plan transactions occurring in 2015 (2016 EIP adjustments).  The 2016 EIP adjustments had the impact of increasing Equipment and product sales revenues by $2 million, decreasing bad debts expense, which is a component of Selling, general and administrative expense, by $2 million and increasing Income before income taxes by $4 million in 2016.  Additionally, TDS recorded out-of-period adjustments in 2015 due to errors related to equipment installment plan transactions (2015 EIP adjustments) that were attributable to 2014.  The 2015 EIP adjustments had the impact of reducing Equipment and product sales revenues and Income before income taxes by $6 million in 2015.  TDS has determined that these adjustments were not material to any of the periods impacted.